Note 13 - Income Taxes - Income Taxes Expense (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Net loss for the year before taxes	$ (25,434,376)	$ (9,527,368)
Statutory Canadian corporate tax rate	27.00%	27.00%
Anticipated tax recovery	$ (6,867,282)	$ (2,572,389)
Non-deductible items and other differences	1,843,110	866,608
Change in unrecognized tax benefits	5,024,172	1,705,781
Actual income tax provision (recovery)	$ 0	$ 0